UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-21196 and 811-21299

Name of Fund:   BBIF Money Fund and Master Money LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and

          Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:   (800) 626-1960

Date of fiscal year end: 03/31/2018

Date of reporting period: 09/30/2017

Item 1 – Report to Stockholders

SEPTEMBER 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Money Fund

Not FDIC Insured - May Lose Value - No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended September 30, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. These expressions of isolationism and discontent were countered by the closely watched and less surprising elections in France, the Netherlands, and Australia.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. As a result, longer-term U.S. Treasuries posted negative returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and anticipation of interest rate increases by the U.S. Federal Reserve (the “Fed”).

Market prices began to reflect reflationary expectations toward the end of 2016, as investors sensed that a global recovery was afoot. And those expectations have been largely realized in 2017, as many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing interest rates three times and setting expectations for additional interest rate increases. The Fed also announced its plan to begin reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. The Fed will reduce its $4.5 trillion balance sheet by only $10 billion in October with further reductions expected in subsequent months.

By contrast, the European Central Bank and the Bank of Japan both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of debt issued by their respective governments, which means central bank bond purchasing plans may need to be reduced in 2018.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

In recent months, financial markets have appeared less dependent on significant U.S. tax reform and infrastructure spending. Rising consumer confidence and improving business sentiment have generated momentum for the U.S. economy, even without the potential effects of major legislative changes. Escalating tensions with North Korea and our nation’s divided politics remain significant concerns; however, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

High valuations across most assets have laid the groundwork for muted returns going forward. At current valuation levels, potential equity gains will likely be closely tied to the pace of earnings growth, which has remained solid thus far in 2017, particularly in emerging markets. In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2017
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	7.71%	18.61%
U.S. small cap equities (Russell 2000® Index)	8.27	20.74
International equities (MSCI Europe, Australasia, Far East Index)	11.86	19.10
Emerging market equities (MSCI Emerging Markets Index)	14.66	22.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.47	0.66
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	1.57	(4.61)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.31	0.07
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.82	0.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.19	8.87
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview

For the Six-Month Period Ended September 30, 2017

After clearly telegraphing their intentions in the weeks immediately preceding the March 15, 2017 meeting, the Federal Open Market Committee (the “FOMC”) delivered a 0.25% increase in the Federal Funds target range to 0.75% — 1.00%. The strength of the U.S. labor market and continued progress toward the FOMC’s inflation target of 2% were cited as factors contributing to the decision to continue along the path toward the normalization of interest rates. Specifically, the FOMC’s preferred measure of inflation — the core PCE index — increased 1.8% on an annual basis in February, while broader measures of inflation came in above 2% during the first quarter of 2017.

Leading into the June 14, 2017 FOMC meeting, while there had been moderate weakness in inflation, the FOMC stated that they believed this to be transitory and delivered a third consecutive quarterly 0.25% interest rate increase. During this meeting, the FOMC also gave an update on its balance sheet normalization strategy, confirming that it would likely kick off “this year.” The amounts of Treasury and agency mortgage-backed securities that will not be reinvested will be relatively small at the outset. Similarly, the pace at which such securities will “roll off” of the balance sheet will be measured.

This strategy came to fruition at the FOMC’s September 20, 2017 meeting where they made the historic decision to begin unwinding their enormous balance sheet beginning in October. The details of this restructuring broadly follow the plan outlined by the FOMC in June. Information provided at the September FOMC meeting along with subsequent remarks from policy makers suggest a rate hike prior to year-end is certainly possible as the FOMC looks past the potential temporary impacts of recent natural disasters. Additional hikes remain possible in 2018, should sluggish inflationary conditions prove transitory and geopolitical tensions stay relatively contained. The extent to which financial conditions remain loose could also contribute to the pace of monetary policy normalization.

Yields and spreads remained in a tight range in September, and the slope of the London Inter-Bank Offered Rate (“LIBOR”) curve between one and three months continued to be relatively narrow despite the optimistic outlook for interest rates reflected in the FOMC’s updated Summary of Economic Projections. Specifically, the so-called “dot plot” released in conjunction with the September meeting suggested that a 0.25% rate hike in December remains on the table, and an additional three hikes were penciled in for 2018.

Concerns about a potential debt ceiling showdown were forestalled when a bipartisan agreement to temporarily extend the debt limit, along with a continuing resolution to keep the Federal government open until December 8, 2017, were attached to funding for hurricane relief.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	MONEY MARKET OVERVIEW

Fund Information as of September 30, 2017	BBIF Money Fund

Investment Objective

BBIF Money Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.21%	0.21%
Class 3	0.53%	0.53%
Class 4	0.53%	0.53%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2017 and held through September 30, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (a)
	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During the Period (b)	Beginning Account Value 04/01/17	Ending Account Value 09/30/17	Expenses Paid During the Period (b)	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$4.81	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	1,000.00	1,000.50	4.26	1,000.00	1,020.81	4.31	0.85
Class 3	1,000.00	1,002.10	2.76	1,000.00	1,022.31	2.79	0.55
Class 4	1,000.00	1,002.10	2.76	1,000.00	1,022.31	2.79	0.55

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master LLC, the expense example reflects the net expenses of both the Fund and the Master LLC in which it invests.

FUND INFORMATION	5

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

BBIF Money Fund

ASSETS
Investments at value — Master Money LLC (the “Master LLC”) (cost — $2,436,838,476)	$2,436,838,476
Prepaid expenses	521,840

Total assets	2,437,360,316

LIABILITIES
Payables:
Administration fees	524,680
Income dividends	61,870
Officer’s fees	1,065
Other accrued expenses	38,288
Service and distribution fees	340,644
Transfer agent fees	55,629

Total liabilities	1,022,176

NET ASSETS	$2,436,338,140

NET ASSETS CONSIST OF
Paid-in capital	$2,436,320,952
Accumulated net realized gain allocated from the Master LLC	17,188

NET ASSETS	$2,436,338,140

NET ASSET VALUE
Class 1 — Based on net assets of $187,419,467 and 187,418,821 shares outstanding, unlimited number of shares authorized, par value $0.10 per share.	$1.00

Class 2 — Based on net assets of $276,024,773 and 276,023,826 shares outstanding, unlimited number of shares authorized, par value $0.10 per share.	$1.00

Class 3 — Based on net assets of $818,120,712 and 818,117,942 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $1,154,773,188 and 1,154,769,217 shares outstanding, unlimited number of shares authorized, par value $0.10 per share.	$1.00

6	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

BBIF Money Fund

INVESTMENT INCOME
Net investment income allocated from the Master LLC:
Interest — unaffiliated	$12,993,932
Other income — affiliated	2,491
Expenses	(1,921,884)

Total investment income	11,074,539

Fund Expenses
Service and distribution — class specific	6,155,212
Administration	3,387,643
Registration	181,160
Transfer agent — class specific	120,461
Printing	23,250
Professional	21,001
Accounting services	2,914
Officer	522
Miscellaneous	10,750

Total expenses	9,902,913
Less:
Service and distribution fees waived — class specific	(3,502,488)

Total expenses after fees waived	6,400,425

Net investment income	4,674,114

REALIZED GAIN ALLOCATED FROM THE MASTER LLC
Net realized gain from investments	8,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,682,331

FINANCIAL STATEMENTS	7

Statements of Changes in Net Assets

	BBIF Money Fund
	Six Months Ended 09/30/2017 (Unaudited)	Year Ended 03/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,674,114	$356,354
Net realized gain	8,217	12,054

Net increase in net assets resulting from operations	4,682,331	368,408

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Class 1	(36)	(1,285)
Class 2	(162,626)	(2,047)
Class 3	(1,653,206)	(117,521)
Class 4	(2,858,246)	(235,501)
From net realized gain:
Class 1	—	(2,844)
Class 2	—	(4,571)
Class 3	—	(12,184)
Class 4	—	(20,548)

Decrease in net assets resulting from distributions to shareholders	(4,674,114)	(396,501)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(668,442,439)	757,842,814

NET ASSETS
Total increase (decrease) in net assets	(668,434,222)	757,814,721
Beginning of period	3,104,772,362	2,346,957,641

End of period	$2,436,338,140	$3,104,772,362

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

8	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BBIF Money Fund
	Class 1
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0001		0.0000	(a)

Net increase from investment operations	0.0000		0.0000		0.0000		0.0001		0.0001		0.0000

Distributions(b):
From net investment income	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0000	)(c)

Total distributions	(0.0000)		(0.0000)		(0.0000)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.00	%(e)	0.00%		0.00%		0.01%		0.01%		0.00%

Ratios to Average Net Assets(f):
Total expenses	1.45	%(g)	1.46%		1.45%		1.45	%(h)	1.44%		1.53%

Total expenses after fees waived and/or reimbursed	0.96	%(g)	0.47%		0.30%		0.24	%(h)	0.24%		0.31%

Net investment income	0.00	%(g)	0.00%		0.00%		0.00	%(h)	0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$187,419		$226,031		$212,225		$252,910		$268,531		$331,423

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	9

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BBIF Money Fund
	Class 2
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0005		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0001		0.0000	(a)

Net increase from investment operations	0.0005		0.0000		0.0000		0.0001		0.0001		0.0000

Distributions(b):
From net investment income	(0.0005)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0000	)(c)

Total distributions	(0.0005)		0.0000		(0.0000)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.05	%(e)	0.00%		0.00%		0.01%		0.01%		0.00%

Ratios to Average Net Assets(f):
Total expenses	1.09	%(g)	1.10%		1.10%		1.10	%(h)	1.09%		1.16%

Total expenses after fees waived and/or reimbursed	0.85	%(g)	0.47%		0.30%		0.24	%(h)	0.24%		0.31%

Net investment income)	0.11	%(g)	0.00%		0.00%		0.00	%(h)	0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$276,025		$330,219		$268,731		$276,325		$317,401		$380,400

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See notes to financial statements.

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BBIF Money Fund
	Class 3
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0021		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0001		0.0000	(a)

Net increase from investment operations	0.0021		0.0002		0.0000		0.0001		0.0001		0.0000

Distributions(b):
From net investment income	(0.0021)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0000	)(c)

Total distributions	(0.0021)		(0.0002)		(0.0000)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.21	%(e)	0.02%		0.00%		0.01%		0.01%		0.00%

Ratios to Average Net Assets(f):
Total expenses	0.79	%(g)	0.80%		0.80%		0.79	%(h)	0.79%		0.84%

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.46%		0.30%		0.24	%(h)	0.24%		0.31%

Net investment income	0.41	%(g)	0.02%		0.00%		0.00	%(h)	0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$818,121		$823,427		$613,572		$623,513		$695,307		$749,977

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BBIF Money Fund
	Class 4
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017		2016		2015		2014		2013
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0021		0.0002		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0000	(a)
Net realized and unrealized gain	0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001		0.0001		0.0000	(a)

Net increase from investment operations	0.0021		0.0002		0.0000		0.0001		0.0001		0.0000

Distributions(b):
From net investment income	(0.0021)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From net realized gain	—		(0.0000	)(c)	(0.0000	)(c)	(0.0001)		(0.0001)		(0.0000	)(c)

Total distributions	(0.0021)		(0.0002)		(0.0000)		(0.0001)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d):
Based on net asset value	0.21	%(e)	0.02%		0.00%		0.01%		0.01%		0.00%

Ratios to Average Net Assets(f):
Total expenses	0.79	%(g)	0.80%		0.80%		0.79	%(h)	0.78%		0.84%

Total expenses after fees waived and/or reimbursed	0.55	%(g)	0.46%		0.30%		0.24	%(h)	0.24%		0.31%

Net investment income	0.41	%(g)	0.02%		0.00%		0.00	%(h)	0.00%		0.00%

Supplemental Data:
Net assets, end of period (000)	$1,154,773		$1,725,095		$1,252,429		$1,244,875		$1,086,357		$1,357,416

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See notes to financial statements.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited)

1.	ORGANIZATION

BBIF Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At September 30, 2017, the percentage of the Master LLC owned by the Fund was 22.0%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing, distribution, and the additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

The Fund, together with certain other affiliated registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

4.	ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Fund entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (continued)	BBIF Money Fund

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fees	0.25%	0.25%	0.25%	0.25%
Distribution Fees	0.750%	0.425%	0.125%	0.125%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

For the six months ended September 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Class 1	Class 2	Class 3	Class 4	Total
Service and Distribution Fees	$1,005,079	$1,006,006	$1,514,980	$2,629,147	$6,155,212

Transfer Agent: For the six months ended September 30, 2017, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Class 1	Class 2	Class 3	Class 4	Total
$45,529	$15,783	$16,731	$42,418	$120,461

Expense Waivers and Reimbursements: The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of BIF Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Money Fund, without giving effect to any voluntary fee waivers. The fee waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in service and distribution fees waived – class specific in the Statement of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as service and distribution fees waived – class specific. The Administrator and BRIL may discontinue the waiver and/or reimbursement at any time.

For the six months ended September 30, 2017, the amounts included in service and distribution fees waived – class specific were as follows:

	Class 1	Class 2	Class 3	Class 4	Total
Service and Distribution Fees Waived	$491,205	$353,370	$970,888	$1,687,025	$3,502,488

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended September 30, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Directors: Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended March 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (continued)	BBIF Money Fund

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended 09/30/17	Year Ended 03/31/17
Class 1
Shares sold	844,616,699	2,186,399,529
Shares issued in reinvestment of distributions	2	4,051
Shares redeemed	(883,228,942)	(2,172,595,416)

Net increase (decrease)	(38,612,241)	13,808,164

Class 2
Shares sold	1,062,054,175	2,003,865,571
Shares issued in reinvestment of distributions	159,260	6,505
Shares redeemed	(1,116,408,329)	(1,942,380,698)

Net increase (decrease)	(54,194,894)	61,491,378

Class 3
Shares sold	1,843,434,094	3,842,609,329
Shares issued in reinvestment of distributions	1,628,932	129,532
Shares redeemed	(1,850,372,430)	(3,632,876,255)

Net increase (decrease)	(5,309,404)	209,862,606

Class 4
Shares sold	7,718,610,128	13,310,693,788
Shares issued in reinvestment of distributions	2,824,109	255,754
Shares redeemed	(8,291,760,137)	(12,838,268,876)

Net increase (decrease)	(570,325,900)	472,680,666

Total Net Increase (Decrease)	(668,442,439)	757,842,814

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Master LLC Portfolio Information as of September 30, 2017	BBIF Money Fund

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Government Sponsored Obligations	45%
Repurchase Agreements	32
U.S. Treasury Obligations	20
Other Assets Less Liabilities	3

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments September 30, 2017 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 44.6%
Federal Farm Credit Banks Variable Rate Notes(a):
(USD 1 Month LIBOR + 0.07%), 1.31%, 11/20/17	USD	50,000	$49,999,654
(USD 1 Month LIBOR + 0.13%), 1.36%, 12/04/17		75,000	75,000,000
(USD 3 Month LIBOR - 0.08%), 1.23%, 01/23/18		24,000	24,000,073
(USD 3 Month LIBOR - 0.03%), 1.28%, 01/26/18		50,000	49,998,361
(USD 3 Month LIBOR - 0.03%), 1.27%, 04/09/18		40,000	39,998,951
(USD 1 Month LIBOR + 0.20%), 1.43%, 06/18/18		40,325	40,328,007
Federal Home Loan Banks Discount Notes(b):
1.00%, 10/18/17		283,390	283,261,328
1.00%, 10/20/17		150,000	149,919,250
1.00%, 10/25/17		73,705	73,656,895
1.00%, 10/27/17		40,000	39,968,944
1.01%, 11/01/17		374,315	373,984,166
1.01%, 11/02/17		52,465	52,418,831
1.01%, 11/08/17		410,705	410,248,501
1.02%, 11/15/17		188,700	188,452,331
1.02%, 11/24/17		77,500	77,382,355
1.04%, 11/28/17		79,800	79,666,291
1.06%, 12/05/17		163,000	162,705,694
1.06%, 12/15/17		82,500	82,310,937
1.06%, 12/29/17		79,000	78,777,352
1.10%, 01/12/18		80,910	80,658,831
1.10%, 01/19/18		185,755	185,111,359
1.10%, 01/29/18		38,675	38,534,481
1.13%, 02/14/18		143,000	142,387,388
1.17%, 03/02/18		95,560	95,106,090
1.17%, 03/21/18		93,705	93,182,009
1.17%, 03/28/18		36,655	36,442,045
Federal Home Loan Banks Variable Rate Notes(a):
(USD 1 Month LIBOR + 0.09%), 1.32%, 10/16/17		67,800	67,800,000
(USD 3 Month LIBOR - 0.08%), 1.24%, 10/27/17		42,000	41,999,788
(USD 3 Month LIBOR - 0.12%), 1.19%, 11/02/17		71,525	71,525,000
(USD 3 Month LIBOR - 0.07%), 1.25%, 01/26/18		60,000	59,999,041
(USD 3 Month LIBOR - 0.11%), 1.20%, 02/05/18		40,000	40,000,000
(USD 1 Month LIBOR - 0.14%), 1.10%, 04/13/18		300,725	300,725,000
(USD 1 Month LIBOR - 0.14%), 1.09%, 04/17/18		93,590	93,590,000
(USD 3 Month LIBOR - 0.35%), 0.96%, 05/09/18		65,000	65,000,000
(USD 1 Month LIBOR - 0.14%), 1.10%, 06/05/18		80,000	80,000,000
(USD 3 Month LIBOR - 0.16%), 1.16%, 06/08/18		56,500	56,500,000
(USD 1 Month LIBOR - 0.14%), 1.09%, 07/05/18		117,190	117,190,000
(USD 1 Month LIBOR - 0.04%), 1.19%, 07/09/18		133,000	133,000,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Banks Variable Rate Notes(a): (continued)
(USD 1 Month LIBOR - 0.12%), 1.12%, 10/03/18	USD	87,500	$87,500,000
(USD 1 Month LIBOR - 0.10%), 1.14%, 11/01/18		88,500	88,500,000
(USD 1 Month LIBOR - 0.10%), 1.13%, 11/02/18		228,000	228,000,000
(USD 1 Month LIBOR - 0.09%), 1.15%, 01/25/19		90,145	90,145,000
(USD 3 Month LIBOR - 0.16%), 1.17%, 06/20/19		88,270	88,270,000
Federal Home Loan Mortgage Corp., 0.88%, 03/07/18		53,460	53,410,158
Federal Home Loan Mortgage Corp. Discount Notes(b):
1.00%, 10/16/17		79,050	79,025,955
1.13%, 02/16/18		24,445	24,342,861
Federal National Mortgage Association Variable Rate Notes, (USD 1 Month LIBOR + 0.01%), 1.24%, 10/05/17(a)		59,000	58,999,901

Total U.S. Government Sponsored Agency Obligations - 44.6% (Cost: $4,929,022,828)			4,929,022,828

U.S. Treasury Obligations — 19.5%
U.S. Treasury Bills(b):
0.94%, 10/12/17		145,725	145,682,699
0.93%, 10/19/17		125,000	124,940,938
0.95%, 10/26/17		119,000	118,921,080
0.97%, 11/02/17		531,500	530,997,145
0.97%, 11/09/17		12,430	12,416,467
1.03%, 01/18/18		84,840	84,559,619
1.10%, 02/08/18		6,780	6,752,456
1.10%, 02/15/18		144,595	143,981,456
1.18%, 03/22/18		91,975	91,456,465
1.20%, 03/29/18		208,000	206,782,203
1.26%, 07/19/18		54,255	53,732,016
U.S. Treasury Notes:
0.88%, 10/15/17		179,890	179,899,602
(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.22%, 10/31/17(a)		16,452	16,449,932
0.88% - 4.25%, 11/15/17		71,485	71,538,302
0.88%, 11/30/17		9,110	9,110,962
0.75% - 2.63%, 01/31/18		105,165	105,206,555
1.00%, 02/15/18		77,825	77,846,588
(U.S. Treasury 3 Month Bill Money Market Yield + 0.17%), 1.23%, 07/31/18(a)		180,000	180,164,259

Total U.S. Treasury Obligations — 19.5% (Cost: $2,160,438,744)			2,160,438,744

Total Repurchase Agreements — 32.5% (Cost: $3,593,000,000)			3,593,000,000

Total Investments — 96.6% (Cost: $10,682,461,572)(c)			10,682,461,572
Other Assets Less Liabilities — 3.4%			369,872,896

Net Assets — 100.0%			$11,052,334,468

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued) September 30, 2017 (Unaudited)	Master Money LLC

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	1.05%		09/29/17	10/02/17	$83,000	$83,000	$83,007,263	U.S. Treasury Obligations, 0.00% to 3.13%, due 12/31/23 to 02/15/43	$82,973,800 $	84,660,069
BNP Paribas SA	1.04	(a)	09/14/17	10/06/17	103,000	103,000	103,065,462	U.S. Treasury Obligations, 0.00% to 2.75%, 01/31/19 to 05/15/46	111,898,496	105,060,000
	1.06		09/29/17	10/02/17	250,000	250,000	250,022,084	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 1.38% to 4.50%, due 01/31/21 to 11/01/46	289,713,308	255,380,187

Total BNP Paribas SA						$353,000				$360,440,187
Citigroup Global Markets, Inc.	1.06		09/29/17	10/02/17	99,000	99,000	99,008,745	U.S. Treasury Obligations, 0.63% to 1.25%, due 10/31/19 to 01/15/24	99,816,500	100,980,005
	1.08		09/29/17	10/02/17	10,000	10,000	10,000,900	U.S. Treasury Obligation, 1.25%, due 03/31/21	10,290,400	10,200,008

Total Citigroup Global Markets, Inc.						$109,000				$111,180,013
Federal Reserve Bank of New York	1.00		09/29/17	10/02/17	1,622,000	1,622,000	1,622,135,166	U.S. Treasury Obligations, 2.75% to 3.75%, due 11/15/19 to 11/15/42	1,527,191,600	1,622,135,176
Goldman Sachs & Co. LLC	1.12		09/28/17	10/05/17	165,000	165,000	165,035,933	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 10/07/20 to 07/15/52	178,312,662	168,597,846
HSBC Securities USA, Inc.	1.01		09/26/17	10/03/17	42,000	42,000	42,008,248	U.S. Treasury Obligations, 1.25% to 3.00%, due 10/31/18 to 05/15/47	41,670,400	42,844,855
	1.01		09/27/17	10/04/17	95,000	95,000	95,018,657	U.S. Treasury Obligations, 1.25% to 6.88%, due 02/29/20 to 08/15/25	82,896,800	96,902,335

Total HSBC Securities USA, Inc.						$137,000				$139,747,190
JP Morgan Securities LLC	1.05		09/29/17	10/02/17	20,000	20,000	20,001,750	U.S. Treasury Obligation, 3.00%, due 02/15/47	19,805,000	20,400,703
	1.07		09/29/17	10/02/17	2,000	2,000	2,000,178	U.S. Government Sponsored Agency Obligation, 3.50%, due 04/01/46	2,315,000	2,060,616
	1.40	(a)	09/29/17	11/03/17	268,500	268,500	268,866,038	U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 05/01/47 to 08/01/47	275,703,470	276,556,989

Total JP Morgan Securities LLC						$290,500				$299,018,308

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) September 30, 2017 (Unaudited)	Master Money LLC

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.07%	09/29/17	10/02/17	$16,000	$16,000	$16,001,427	U.S. Government Sponsored Agency Obligations, 1.92% to 5.59%,due04/20/47to 08/20/67	$19,275,164	$16,320,000
	1.14	09/28/17	10/05/17	150,000	150,000	150,033,250	U.S. Government Sponsored Agency Obligations, 3.49% to 3.50%, due 10/01/46 to 04/01/47	167,344,511	154,500,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$166,000				$170,820,000
Mizuho Securities USA LLC	1.06	09/29/17	10/02/17	45,000	45,000	45,003,975	U.S. Treasury Obligation, 0.00%, due 09/13/18	46,470,700	45,900,040
Morgan Stanley & Co. LLC	1.01	09/29/17	10/02/17	5,000	5,000	5,000,421	U.S. Government Sponsored Agency Obligation, 4.00%, due 09/15/44	5,099,355	5,100,001
Natixis SA	1.05	09/29/17	10/02/17	200,000	200,000	200,017,500	U.S. Treasury Obligations, 0.25% to 5.38%, due 11/15/17 to 02/15/45	202,502,700	204,000,088
	1.06	09/29/17	10/02/17	104,000	104,000	104,009,187	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations. 0.13%to6.75%,due 02/15/18 to 06/01/47	135,987,881	106,365,239

Total Natixis SA					$304,000				$310,365,327
RBC Capital Markets LLC	1.03	09/29/17	10/02/17	32,000	32,000	32,002,747	U.S. Treasury Obligations, 1.25% to 1.63%, due 10/31/21 to 02/15/26	34,161,900	32,640,061
	1.04	09/29/17	10/02/17	81,000	81,000	81,007,020	U.S. Government Sponsored Agency Obligations, 3.00% to 5.57%,due 05/01/28 to 09/01/47	2,021,219,969	84,930,696

Total RBC Capital Markets LLC					$113,000				$117,570,757
TD Securities USA LLC	1.05	09/29/17	10/02/17	5,000	5,000	5,000,438	U.S. Treasury Obligation, 2.13%, due 02/29/24	5,077,900	5,100,033
	1.06	09/29/17	10/02/17	25,000	25,000	25,002,208	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 4.50%,due 04/15/19 to 10/01/47	21,203,490	25,560,119

Total TD Securities USA LLC					$30,000				$30,660,152
Wells Fargo Securities LLC	1.04	09/27/17	10/04/17	92,500	92,500	92,518,706	U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/47	92,026,269	95,275,001
	1.07	09/29/17	10/06/17	78,000	78,000	78,016,228	U.S. Government Sponsored Agency Obligation, 3.50%, due 10/01/47	77,600,529	80,340,000

Total Wells Farqo Securities LLC					$170,500				$175,615,001

Total					$3,593,000				$3,641,810,067

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate as of period end.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued) September 30, 2017 (Unaudited)	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation if investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Short-Term Securities(a)	$—	$10,682,461,572	$—	$10,682,461,572

	$—	$10,682,461,572	$—	$10,682,461,572

(a)	See above Schedule of Investments for values in each security type.

During the six months ended September 30, 2017, there were no transfers between levels.

See notes to financial statements.

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

September 30, 2017 (Unaudited)

Master Money LLC

ASSETS
Investments at value — unaffiliated (cost — $7,089,461,572)	$7,089,461,572
Cash	367,081,836
Repurchase agreements at value (cost — $3,593,000,000)	3,593,000,000
Receivables:
Interest — unaffiliated	4,234,565
Prepaid expenses	104,861

Total assets	11,053,882,834

LIABILITIES
Payables:
Accounting fees	135,448
Investment advisory fees	1,257,865
Director’s fees	78,351
Other accrued expenses	76,702

Total liabilities	1,548,366

NET ASSETS	$11,052,334,468

NET ASSETS CONSIST OF
Investors’ capital	$11,052,334,468

Statement of Operations

Six Months Ended September 30, 2017 (Unaudited)

Master Money LLC

INVESTMENT INCOME
Interest — unaffiliated	$56,178,471
Other income — affiliated	10,832

Total investment income	56,189,303

EXPENSES
Investment advisory	7,735,377
Accounting services	225,537
Directors	142,653
Custodian	115,049
Professional	36,495
Printing	1,839
Miscellaneous	29,507

Total expenses	8,286,457

Net investment income	47,902,846

REALIZED GAIN
Net realized gain from investments	36,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,939,583

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

	Master Money LLC
	Six Months Ended 09/30/2017 (Unaudited)	Year Ended 03/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,902,846	$36,607,621
Net realized gain	36,737	47,600

Net increase in net assets resulting from operations	47,939,583	36,655,221

CAPITAL TRANSACTIONS
Proceeds from contributions	16,458,770,766	79,346,944,764
Value of withdrawals	(17,803,890,230)	(74,558,325,032)

Net increase (decrease) in net assets derived from capital transactions	(1,345,119,464)	4,788,619,732

NET ASSETS
Total increase (decrease) in net assets	(1,297,179,881)	4,825,274,953
Beginning of period	12,349,514,349	7,524,239,396

End of period	$11,052,334,468	$12,349,514,349

Financial Highlights

	Master Money LLC
	Six Months Ended 09/30/2017 (Unaudited)		Year Ended March 31,
			2017	2016	2015	2014	2013
Total Return:
Total return	0.41	%(a)(b)	0.33%	0.15%	0.10%	0.10%	0.15%

Ratios to Average Net Assets:
Total expenses	0.14	%(c)	0.14%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived and paid indirectly	0.14	%(c)	0.14%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.82	%(c)	0.33%	0.15%	0.09%	0.09%	0.16%

Supplemental Data:
Net assets, end of period (000)	$11,052,334		$12,349,514	$7,524,239	$7,224,838	$7,377,431	$8,392,023

(a)	Aggregate total return.
(b)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(c)	Annualized.

See notes to financial statements.

22	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)	Master Money LLC

1.	ORGANIZATION

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master LLC operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master LLC is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master LLC’s weekly liquid assets.

The Master LLC, together with certain other affiliated registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Master LLC.

Indemnifications In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master LLC seeks to maintain the net asset value (“NAV”) per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (continued)	Master Money LLC

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master LLC and its counterparties. Typically, the Master LLC and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master LLC, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master LLC under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master LLC, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master LLC receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLC would recognize a liability with respect to such excess collateral. The liability reflects the Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC.

For such services, the Master LLC pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master LLC’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $500 Million	0.250%
$500 Million — $1 Billion	0.175
Greater than $1 Billion	0.125

Expense Waivers and Reimbursements: The Manager voluntarily agreed to waive a portion of its respective investment advisory fees and/or reimburse operating expenses to enable the feeder funds that invest in the Master LLC to maintain minimum levels of daily net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the year ended September 30, 2017, the Master LLC reimbursed the Manager $68,526 for certain accounting services, which is included in accounting services in the Statement of Operations.

Officers and Director: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transaction: During the six months ended September 30, 2017, the Master LLC received a reimbursement of $10,832 from an affiliate, which is shown as other income in the Statement of Operations, relating to an operating error.

6.	INCOME TAX INFORMATION

The Master LLC is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no U.S. federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master

LLC’s U.S. federal tax returns generally remains open for each of the four years ended March 31, 2017. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC as of September 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master LLC’s financial statements.

24	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (continued)	Master Money LLC

7.	PRINCIPAL RISKS

In the normal course of business, the Master LLC invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master LLC to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master LLC’s prospectus provides details of the risks to which the Master LLC is subject.

Counterparty Credit Risk: Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Money LLC (the “Master LLC”) met in person on April 20, 2017 (the “April Meeting”) and May 24-25, 2017 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. BBIF Money Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master LLC. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master LLC and the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s and the Fund’s adherence to its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2018. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

with respect to the Master LLC and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC and the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master LLC, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the third quartile against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one-, three- and five-year periods. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years. The Board noted that effective January 4, 2016 the Master LLC/Fund had undergone a change in its investment strategy.

The quartile standing of the Fund in its Broadridge peer group takes into account the Fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Master LLC’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees,

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	27

Disclosure of Investment Advisory Agreement   (continued)

before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master LLC and the Fund to the Master LLC or the Fund, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLC and the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust and institutional separate account product channels, as applicable.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that BlackRock, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of the Master LLC’s/Fund’s fees and/or reimburse the Master LLC’s/Fund’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to more fully participate in these economies of scale. The Board considered the Master LLC’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/ or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement   (continued)

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master LLC and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	29

Director and Officer Information

Rodney D. Johnson, Chair of the Board and Director
Susan J. Carter, Director
Collette Chilton, Director
Neil A. Cotty, Director
Cynthia A. Montgomery, Director
Barbara G. Novick, Trustee
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Mark Stalnecker, Director
Kenneth L. Urish, Director
Claire A. Walton, Director
Frederick W. Winter, Director
John M. Perlowski, Director, President and Chief Executive Officer
Thomas Callahan, Vice President
Jennifer McGovern, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Charles Park, Chief Compliance Officer
Fernanda Piedra, Anti-Money Laundering Compliance Officer
Benjamin Archibald, Secretary

Investment Adviser and Administrator	Transfer Agent
BlackRock Advisors, LLC	Financial Data Services, LLC
Wilmington, DE 19809	Jacksonville, FL 32246

Accounting Agent	Independent Registered Public Accounting Firm
JPMorgan Chase Bank, N.A.	Deloitte & Touche LLP
New York, NY 10179	Boston, MA 02116

Custodian	Distributor
JPMorgan Chase Bank, N.A.	BlackRock Investments, LLC
New York, NY 10179	New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

30	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	31

Glossary of Terms Used in This Report	Master Money LLC

Portfolio Abbreviations – Fixed Income

LIBOR	London Interbank Offered Rate

Currency

USD	United States Dollar

32	GLOSSARY OF TERMS USED IN THIS REPORT

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFM-9/17-SAR

Item 2 –	Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. The registrants undertake to provide a copy of the code of ethics to any person upon request, without charge, who calls (800) 441-7762.

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –     The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –     There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

2

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: December 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: December 5, 2017

4